5 Business combinations (Details 7) - BRL (R$) R$ in Thousands		May 09, 2019	Apr. 03, 2019	Mar. 29, 2019
Instituto educacional santo agostinho s.a. ("FASA") [member]
Assets
Cash and cash and equivalents	[1]		R$ 3,834
Restrict cash	[1]		5,561
Trade receivables	[1]		1,832
Inventories	[1]
Recoverable taxes	[1]
Other assets	[1]		458
Right-of-use assets	[1]		47,789
Property and equipment	[1]		22,946
Investment in associate	[1]
Intangible assets	[1]		171,511
Total Assets	[1]		253,931
Liabilities
Trade payables	[1]		(1,133)
Loans and financing	[1]		(35,419)
Lease liabilities	[1]		(47,793)
Labor and social obligations	[1]		(5,254)
Taxes payable	[1]		(483)
Provision for legal proceedings	[1]		(1,684)
Advances from customers	[1]		(3,192)
Other liabilities	[1]		(460)
Total Liabilites	[1]		(95,418)
Total identifiable net assets at fair value	[1]		158,513
Non-controlling interest	[1]		(15,851)
Goodwill arising on acquisition	[1]		58,903
Purchase consideration transferred	[1]		201,565
Cash paid	[1]		102,330
Capital contribution	[1]
Payable in installments	[1]		99,235
Transaction costs (included in cash flows from operating activities)	[1]		(1,887)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	[1]		(98,496)
Net of cash flow on acquisition	[1]		R$ (100,383)
Instituto de pesquisa e ensino medico do estado de minas gerais ltda. ("IPEMED") [member]
Assets
Cash and cash and equivalents	[2]	R$ 307
Restrict cash	[2]
Trade receivables	[2]	8,965
Inventories	[2]
Recoverable taxes	[2]
Other assets	[2]	3,266
Right-of-use assets	[2]	8,800
Property and equipment	[2]	3,676
Investment in associate	[2]
Intangible assets	[2]	33,039
Total Assets	[2]	58,053
Liabilities
Trade payables	[2]	(4,908)
Loans and financing	[2]	(3,592)
Lease liabilities	[2]	(8,965)
Labor and social obligations	[2]	(1,575)
Taxes payable	[2]	(26,503)
Provision for legal proceedings	[2]	(2,008)
Advances from customers	[2]	(607)
Other liabilities	[2]
Total Liabilites	[2]	(48,158)
Total identifiable net assets at fair value	[2]	9,895
Non-controlling interest	[2]
Goodwill arising on acquisition	[2]	87,647
Purchase consideration transferred	[2]	97,542
Cash paid	[2]	52,239
Capital contribution	[2]
Payable in installments	[2]	45,303
Transaction costs (included in cash flows from operating activities)	[2]	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	[2]	(51,932)
Net of cash flow on acquisition	[2]	R$ (52,112)
Guardaya empreendimentos and participacoes s.a. ("guardaya") [member]
Assets
Cash and cash and equivalents				R$ 1,548
Restrict cash
Trade receivables				44,277
Inventories				2,581
Recoverable taxes				280
Other assets				489
Right-of-use assets				4,556
Property and equipment				1,594
Investment in associate				24,458
Intangible assets				59,977
Total Assets				139,760
Liabilities
Trade payables				(454)
Loans and financing				(4,076)
Lease liabilities				(4,607)
Labor and social obligations				(1,844)
Taxes payable				(3,571)
Provision for legal proceedings				(680)
Advances from customers
Other liabilities				(4,709)
Total Liabilites				(19,941)
Total identifiable net assets at fair value				119,819
Non-controlling interest
Goodwill arising on acquisition				139,294
Purchase consideration transferred				259,113
Cash paid
Capital contribution				259,113
Payable in installments
Transaction costs (included in cash flows from operating activities)				(482)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)				1,548
Net of cash flow on acquisition				R$ 1,066

[1]	During the measurement period, the purchase consideration for the acquisition of FASA was adjusted by R$3,022 as a result of purchase price adjustments. Accordingly, goodwill was updated to R$58,903.
[2]	During the measurement period of the assets acquired and liabilities assumed at the fair value, the Company has identified R$1,320 of indemnification assets, related to the acquisition of IPEMED.